Current and deferred income tax liability	12 Months Ended
Dec. 31, 2018
Current And Deferred Income Tax Liability [Abstract]
Current and deferred income tax liability
9	Current and deferred income tax liability

(a)	Income and resource taxes

	2018	2017
	$	$
Current Tax Expense

Current income tax	25,432	23,416
	25,432	23,416

Deferred Tax Recovery

Deferred Tax Expense (recovery)	908	(13,068)
	908	(13,068)

Total tax expense	26,340	10,348

(b)	Tax rate reconciliation

A reconciliation between income tax expense and the product of loss before income taxes multiplied by the combined Canadian federal and provincial income tax rate for the period ended December 31 is as follows:

	2018	2017
	$	$
Income (loss) before income taxes	52,180	9,488

Expected Tax Rate @ 26.50% (2017 - 26.50%)	13,828	2,555
Effect of tax rate differences	1,672	(512)
Stock based compensation costs	395	258
Other Non-deductible expenses	347	449
Unrealized foreign exchange income	84	148
Inflation Adjustment for Mexico tax purposes	(321)	(420)
Expired losses	381	-
Change in benefit of other temporary differences not recognized	572	2,280
Foreign exchange and other	2,555	(807)
Mining royalties and other	6,827	6,397
	26,340	10,348

(c)	Deferred tax asset and liability

Deferred tax assets have not been recognized in respect of the following temporary differences:

	2018	2017
	$	$
Non-capital and capital losses	37,696	35,512
Property, plant and equipment	9	60
Mineral properties	2,128	2,445
Other	(53)	(385)
	39,780	37,632

The significant components and movements of the Company’s net deferred tax assets and liabilities are as follows:

	Balance		Balance		Balance
	January 1, 2017	Change in 2017	December 31, 2017	Change in 2018	December 31, 2018
	$	$	$	$	$

Mining assets	-	-	-	-	-
Property, Plant, and equipment	(3,935)	2,139	(1,796)	130	(1,666)
Inventory	(2,482)	1,020	(1,462)	(636)	(2,098)
Provisions	(600)	1,267	667	2,089	2,756
Decommissioning liabilities	4,094	(166)	3,928	(24)	3,904
Mining royalties	878	363	1,241	223	1,464
Mining assets	(50,302)	8,261	(42,041)	76	(41,965)
Deferred revenue	1,471	(1,471)	-	-	-
Other items	919	613	1,532	(1,216)	316
Non-capital losses	6,674	1,374	8,048	(1,496)	6,552
	(43,283)	13,400	(29,883)	(854)	(30,737)

(d)	Tax losses

In Canada, the Company has aggregate tax losses not recognized of $25,605 (December 31, 2017 – $27,153) expiring in periods from 2026 to 2038. Deferred tax assets have not been recognized in respect of these losses because it is not probable that future taxable profit will be available against which the company can utilise the benefits there from.

Also, the Company has $8,578 of capital losses that are without expiry as at December 31, 2018 (December 31, 2017 - $8,578).

(e)	Unrecognized deferred tax liabilities

As at December 31, 2018, the Company has taxable temporary difference of $52,396 (2017 - $21,542) relating to investments in subsidiaries that has not been recognized because the Company controls whether the liability will be incurred and it is satisfied that it will not be incurred in the foreseeable future.